DERIVATIVE LIABILITY (Details - Derivative liabilities by lenders) - USD ($)	Nov. 30, 2024	May 31, 2024
Offsetting Assets [Line Items]
Total	$ 239,991	$ 206,113
Lender A [Member]
Offsetting Assets [Line Items]
Total	16,594	7,040
Lender B [Member]
Offsetting Assets [Line Items]
Total	20,411	3,520
Lender C [Member]
Offsetting Assets [Line Items]
Total	61,001	55,268
5 Other Lenders [Member]
Offsetting Assets [Line Items]
Total	$ 141,985	$ 140,285